As filed with the Securities and Exchange Commission on April 8, 2025

Securities Act File No. 002-83631

Investment Company Act File No. 811-03738

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 121	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 120	☒

(Check appropriate box or boxes)

VALIC Company I

(Exact Name of Registrant as Specified in Charter)

2919 Allen Parkway, Houston, Texas 77019

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 445-7862

Kathleen D. Fuentes, Esq.

VALIC Company I

30 Hudson Street, 16th Floor

Jersey City, New Jersey 07302

(Name and Address of Agent for Service)

The Corporation Trust Company

300 East Lombard Street

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Copy to:

Counsel for the Fund:

David M. Leahy, Esq.

Sullivan & Worcester LLP

1666 K. Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2025 pursuant to paragraph (b) of rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to International Socially Responsible Fund and U.S. Socially Responsible Fund.

Explanatory Note

This Post-Effective Amendment No.  121 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No.  120 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of VALIC Company I (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 30, 2025, the effectiveness of the registration statement for International Socially Responsible Fund and U.S. Socially Responsible Fund, filed in Post-Effective Amendment No. 120 on February 27, 2025, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 121 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, VALIC Company I (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 121 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New Jersey and the State of New Jersey on April 8, 2025.

VALIC Company I (Registrant) on behalf of its series,
International Socially Responsible Fund and U.S. Socially Responsible Fund

By:	/S/ JOHN T. GENOY
JOHN T. GENOY
PRESIDENT

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 121 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/S/ JOHN T. GENOY John T. Genoy	President (Principal Executive Officer)	April 8, 2025

/S/ GREGORY R. KINGSTON Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	April 8, 2025

* Thomas J. Brown	Director	April 8, 2025

* Judith L. Craven	Director	April 8, 2025

* Cheryl Creuzot	Director	April 8, 2025

* Yvonne M. Curl	Director	April 8, 2025

* Darlene DeRemer	Director	April 8, 2025

* Timothy J. Ebner	Director	April 8, 2025

* Peter A. Harbeck	Director	April 8, 2025

* Eileen A. Kamerick	Director	April 8, 2025

* John E. Maupin, Jr.	Director	April 8, 2025

*By: /s/ EDWARD J. GIZZI Edward J. Gizzi Attorney-in-Fact		April 8, 2025